Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale and Held-To-Maturity Securities (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		$ 79,180,533	$ 72,953,379
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		3,667,435	6,572,785
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		2,113,500	314,379
Total fixed-maturity securities, available-for-sale, Fair value		80,734,468	79,211,785
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	7,774	14,782
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost		55	180,398
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		5,224	24,091
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0	0
Total fixed-maturity securities, held-to-maturity, Fair value		5,279	204,489
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	[1]	0	0
Equity securities amortized cost		71,005	6,180
Equity securities fair value		68,611	6,226
Available for sale and held-to-maturity securities, Amortized cost or cost		79,251,593	73,139,957
Available for sale and held-to-maturity securities, gross unrealized gains		3,672,659	6,596,922
Available for sale and held-to-maturity securities, gross unrealized losses		2,115,894	314,379
Available for sale and held-to-maturity securities, fair value		80,808,358	79,422,500
Available for sale and held-to-maturity securities, OTTI in accumulated other comprehensive income	[1]	7,774	14,782
Common stock
Schedule of Available-for-sale Securities [Line Items]
Equity securities amortized cost		71,005	6,180
Equity securities gross unrealized gain			46
Equity securities gross unrealized losses		2,394
Equity securities fair value		68,611	6,226
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		50,603,848	45,725,053
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		2,275,966	4,067,245
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		1,933,329	294,841
Total fixed-maturity securities, available-for-sale, Fair value		50,946,485	49,497,457
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	(4,640)	2,579
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost		55	82
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		10	15
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0	0
Total fixed-maturity securities, held-to-maturity, Fair value		65	97
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	[1]	0	0
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		9,738	33,637
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		11,573	11,745
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		147	153
Total fixed-maturity securities, available-for-sale, Fair value		21,164	45,229
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	11,572	11,719
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost			180,316
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		5,214	24,076
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0	0
Total fixed-maturity securities, held-to-maturity, Fair value		5,214	204,392
Total fixed-maturity securities, held-to-maturity, OTTI in accumulated other Comprehensive income	[1]	0	0
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		1,682,642	1,127,783
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		78,089	105,433
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		5,407	262
Total fixed-maturity securities, available-for-sale, Fair value		1,755,324	1,232,954
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	653
Agencies not backed by the full faith and credit of the U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		10,474	130,703
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		91	14,671
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		51	24
Total fixed-maturity securities, available-for-sale, Fair value		10,514	145,350
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		8,533,503	6,718,229
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		514,459	824,806
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		49,428	2,093
Total fixed-maturity securities, available-for-sale, Fair value		8,998,534	7,540,942
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		269,608	308,633
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		9,675	13,505
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		7,116	10,463
Total fixed-maturity securities, available-for-sale, Fair value		272,167	311,675
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		5,798,475	5,482,698
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		480,099	851,165
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		56,376	5,614
Total fixed-maturity securities, available-for-sale, Fair value		6,222,198	6,328,249
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	[1]	189	484
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		12,263,037	13,415,946
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		296,408	682,880
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		61,646	929
Total fixed-maturity securities, available-for-sale, Fair value		12,497,799	14,097,897
Collateralized mortgage obligations
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost		9,208	10,697
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		1,075	1,335
Total fixed-maturity securities, available-for-sale, Fair value		$ 10,283	$ 12,032

[1]	(1) The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.